Recently issued accounting pronouncements	6 Months Ended
Sep. 30, 2018
Recently issued accounting pronouncements

2. Recently issued accounting pronouncements

Recently adopted accounting pronouncements

In May 2014, the FASB issued ASU No.2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU No.2014-09”). The ASU, as amended, provides comprehensive guidance in respect of revenue recognition, in convergence with International Financial Reporting Standards (“IFRS”), to improve financial reporting in U.S. GAAP by replacing the current complex guidance for recognizing revenue. The core principle of this ASU is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU is effective for annual periods and interim reporting periods within those annual periods, beginning after December 15, 2017 under a modified retrospective approach or retrospectively to all periods presented. The MHFG Group adopted ASU No.2014-09 using the modified retrospective approach. At adoption, the Group’s presentation of certain costs related to securities underwriting changed from a net basis to a gross basis. However, the adoption of ASU No.2014-09 and subsequent amendments did not have a material impact on the Group’s consolidated results of operations or financial condition. See Note 16 “Noninterest income” for further information.

In January 2016, the FASB issued ASU No.2016-01, “Financial Instruments—Overall (Subtopic 825-10)—Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU No.2016-01”). The ASU requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. The ASU also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. The ASU is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, and should be applied using a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, which increased Retained earnings of ¥1,542 billion, net of tax, including any stranded tax amounts from prior periods, on April 1, 2018. The impact of the adoption primarily resulted in a cumulative-effect adjustment out of Accumulated other comprehensive income (“AOCI”) to Retained earnings related to the equity investments, which increased Retained earnings of ¥1,527 billion, net of tax, including any stranded tax amounts from prior periods, on April 1, 2018. Before the adoption of ASU No.2016-01, marketable equity securities for which the MHFG Group elected the fair value option were reported as Trading account assets, other marketable equity securities (except those outside the scope of previous ASC 320, “Investments—Debt and Equity Securities” (“Previous ASC 320”)) were reported as Available-for-sale securities, and other equity interests which primarily consist of non-marketable equity securities were reported as Other investments. After the adoption of ASU No.2016-01, all of these securities are reported as Equity securities. In connection with the adoption of ASU No.2016-01, Investments gains (losses)—net of Equity securities and Debt securities are presented separately in the Group’s consolidated results of operations. The amounts for the prior periods have been reclassified in order to conform to the current year’s presentation. For additional information, see Note 3 “Investments”, Note 8 “Accumulated other comprehensive income”, Note 13 “Derivative financial instruments” and Note 17 “Fair value”. The impact of the adoption resulted in a cumulative-effect adjustment out of Retained earnings to AOCI related to the liabilities for which the fair value option was elected, which increased Retained earnings of ¥10 billion, net of tax, on April 1, 2018. For additional information, see Note 8 “Accumulated other comprehensive income”, Note 11 “Income taxes” and Note 17 “Fair value”.

In October 2016, the FASB issued ASU No.2016-16, “Income Taxes (Topic 740)—Intra-Entity Transfers of Assets Other Than Inventory” (“ASU No.2016-16”). The ASU requires recognition of current and deferred income taxes in an intra-entity transfer of an asset other than inventory when the transfer occurs although current U.S. GAAP has prohibited the recognition of income tax consequences of the transfer until the asset has been sold to an outside party. The ASU does not include new disclosure requirements; however, existing disclosure requirements might be applicable when accounting for the current and deferred income taxes for an intra-entity transfer of an asset other than inventory. The ASU is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, and should be applied using a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. The adoption of ASU No. 2016-16 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In May 2017, the FASB issued ASU No.2017-09, “Compensation—Stock Compensation (Topic 718)—Scope of Modification Accounting” (“ASU No.2017-09”). The ASU provides clarity and reduces both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718, Compensation—Stock Compensation, to a change to the terms or conditions of a share-based payment award. The ASU provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. An entity should account for the effects of a modification unless all the following factors of the award are the same before and after the modification: (1) the fair value, (2) the vesting conditions and (3) the classification as an equity or a liability instrument. The current disclosure requirements in Topic 718 apply regardless of whether an entity is required to apply modification accounting under the ASU. The ASU is effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017, and should be applied prospectively to an award modified on or after the adoption date. The adoption of ASU No. 2017-09 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

Accounting pronouncements issued but not yet effective

In February 2016, the FASB issued ASU No.2016-02, “Leases (Topic 842)” (“ASU No.2016-02”). The ASU requires lessees to recognize the assets and liabilities arising from leases on the balance sheet. Lessees should recognize liabilities to make lease payments and right-of-use assets representing its right to use the underlying assets for the lease term. This recognition applies to leases classified as operating leases and finance leases, and the update retains a distinction between finance leases and operating leases. However, the ASU has not changed the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee significantly. The ASU also requires qualitative disclosures along with specific quantitative disclosures including the amount, timing, and uncertainty of cash flows arising from leases. Companies are permitted to apply the provisions of the ASU either prospectively as of the effective date, without adjusting comparative periods presented, or using a modified retrospective transition applicable to all prior periods presented. The ASU is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. The MHFG Group expects to adopt the ASU and subsequent amendments on April 1, 2019 and is currently evaluating the potential impact that the adoption will have on its consolidated results of operations and financial condition, as well as on its disclosures. The Group expects to gross up its consolidated balance sheets upon recognition of the right-of-use assets and lease liabilities, at their present value, related to the ¥246 billion of remaining operating lease payments as disclosed in Note 24 “Commitment and contingencies” of MHFG’s Form 20-F for the fiscal year ended March 31, 2018. However, the population of contracts that will be recognized on balance sheet and the amount remain under evaluation.

In June 2016, the FASB issued ASU No.2016-13, “Financial Instruments—Credit Losses (Topic 326)—Measurement of Credit Losses on Financial Instruments” (“ASU No.2016-13”). The ASU replaces the incurred loss impairment methodology in current U.S. GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of information such as relevant information about past events including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amount, for the purpose of informing credit loss estimates. The ASU requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The income statement reflects the measurement of credit losses for newly recognized financial assets, as well as the expected increases or decreases of expected credit losses that have taken place during the period. The ASU also requires that credit losses on available-for-sale debt securities be presented as an allowance for credit losses rather than as a write-down, and limits the amount of the allowance for credit losses to the amount by which fair value is below amortized cost. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, and will be applied using a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. Early application is permitted as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2016-13 will have on its consolidated results of operations and financial condition, as well as on its disclosures. The Group’s implementation efforts include identifying key interpretative issues and assessing existing credit forecasting models and processes against the ASU. The Group expects that the allowance related to the Group’s loans could increase. The extent of the potential change in the allowance is under evaluation, but will depend upon the nature and characteristics of the Group’s portfolio at the adoption date, and the macroeconomic conditions and forecasts at that date.

In January 2017, the FASB issued ASU No.2017-04, “Intangibles—Goodwill and Other (Topic 350)—Simplifying the Test for Goodwill Impairment” (“ASU No.2017-04”). The ASU eliminates Step 2, under which an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities, from the goodwill impairment test. Instead, under the ASU, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. The ASU is effective for annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early application is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No. 2017-04 will have on its consolidated results of operations and financial condition.

In August 2017, the FASB issued ASU No.2017-12, “Derivatives and Hedging (Topic 815)—Targeted Improvements to Accounting for Hedging Activities” (“ASU No.2017-12”). The ASU amends the current accounting for derivatives and hedging to enable entities to better portray the economic results of risk management activities in the financial statements. Specifically, the amendments: (1) eliminate the separate measurement and reporting of hedge ineffectiveness, (2) expand the ability to hedge nonfinancial and financial risk components, and (3) provide an alternative method for measuring the hedged item in fair value hedges of interest rate risk. The ASU is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years, and should be applied using a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. Early application is permitted, including adoption in any interim period. The MHFG Group does not expect that the adoption of ASU No.2017-12 will have a material impact on its consolidated results of operations or financial condition.

In February 2018, the FASB issued ASU No.2018-02, “Income Statement—Reporting Comprehensive Income (Topic 220)—Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income” (“ASU No.2018-02”). The ASU allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. The ASU is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years, and should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. Early application is permitted, including adoption in any interim period, for reporting periods for which financial statements have not yet been issued. The MHFG Group does not expect that the adoption of ASU No. 2018-02 will have a material impact on its consolidated results of operations or financial condition.

In August 2018, the FASB issued ASU No.2018-13, “Fair Value Measurement (Topic 820)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU No.2018-13”). The ASU modifies the disclosure requirements for fair value measurements in order to improve the effectiveness of the notes to financial statements: some disclosure requirements are removed or modified, and some requirements are added. The ASU mainly adds the disclosure requirements of the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period, and the range and weighted average or other quantitative information of significant unobservable inputs used to develop Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption, and other amendments should be applied retrospectively. Early application is permitted. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2018-13 will have on its consolidated results of operations and financial condition.

In August 2018, the FASB issued ASU No.2018-14, “Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20)—Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans” (“ASU No.2018-14”). The amendments in this update remove disclosures that no longer are considered cost beneficial, clarify the specific requirements of disclosures, and add disclosure requirements identified as relevant. Mainly, the ASU removes the disclosure requirement of the amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost over the next fiscal year, and adds the disclosure requirement of the weighted-average interest crediting rates for cash balance plans and other plans with promised interest crediting rates. The ASU is effective for fiscal years ending after December 15, 2020, and should be applied on a retrospective basis to all periods presented. Early application is permitted for all entities. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2018-14 will have on its consolidated results of operations and financial condition.

In October 2018, the FASB issued ASU No.2018-16, “Derivatives and Hedging (Topic 815)—Inclusion of the Secured Overnight Financing Rate (“SOFR”) Overnight Index Swap (“OIS”) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes” (“ASU No.2018-16”). The ASU permits use of the OIS rate based on SOFR as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815 in addition to the interest rates on direct Treasury obligations of the U.S. government (“UST”), the London Interbank Offered Rate (“LIBOR”) swap rate, the OIS rate based on the Federal Funds Effective Rate, and the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Rate. The amendments in ASU No.2018-16 are required to be adopted concurrently with the amendments in ASU No.2017-12, and should be applied on a prospective basis for qualifying new or redesignated hedging relationships entered into on or after the date of adoption. Early application is permitted, including adoption in any interim period. The MHFG Group does not expect that the adoption of ASU No.2018-16 will have a material impact on its consolidated results of operations or financial condition.

In October 2018, the FASB issued ASU No.2018-17, “Consolidation (Topic 810)—Targeted Improvements to Related Party Guidance for Variable Interest Entities” (“ASU No.2018-17”). The ASU requires indirect interests held through related parties in common control arrangements to be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. The ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, and should be applied retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. Early application is permitted. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2018-17 will have on its consolidated results of operations and financial condition.